Other Receivables, Prepayments and Deposits	6 Months Ended
Jun. 30, 2022
Other Receivables, Prepayments and Deposits

5.  Other Receivables, Prepayments and Deposits

Other receivables, prepayments and deposits consisted of the following:

	June 30,	December 31,
	2022	2021

	(in US$’000)
Dividend receivables	46,387	46,387
Prepayments	19,889	14,128
Value-added tax receivables	2,251	16,616
Deposits	1,699	1,255
Amounts due from related parties (Note 17(ii))	998	1,149
Others	1,810	1,506
	73,034	81,041

No allowance for credit losses has been made for other receivables, prepayments and deposits for the six months ended June 30, 2022 and year ended December 31, 2021.